INCOME TAXES - Effective Income Tax Rate (Details) - ATI Modular Technology Corp	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Statutory US Tax Rate	34.00%	34.00%
Less: Valuation Allowance	(34.00%)	(34.00%)
Effective Income Tax Rate	0.00%	0.00%